Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 26

Parent Company

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2012	2011	2010
Revenues
Non-interest revenues
Gain on sale of securities	$121	$15	$	―
Other	(12)	3		8
Total non-interest revenues	109	18		8
Interest income	137	142		136
Interest expense	(609)	(633)		(638)
Total revenues net of interest expense	(363)	(473)		(494)
Expenses
Salaries and employee benefits	165	173		153
Other	214	186		117
Total	379	359		270
Pretax loss	(742)	(832)		(764)
Income tax benefit	(258)	(346)		(292)
Net loss before equity in net income of
subsidiaries and affiliates	(484)	(486)		(472)
Equity in net income of subsidiaries and
affiliates	4,966	5,385		4,529
Income from continuing operations	4,482	4,899		4,057
Income from discontinued operations,
net of tax	―	36		―
Net income	$4,482	$4,935		$4,057

Parent Company – Condensed Balance Sheets

As of December 31 (Millions)	2012	2011
Assets
Cash and cash equivalents	$4,797	$6,914
Investment securities	296	360
Equity in net assets of subsidiaries and
affiliates of continuing operations	19,087	17,374
Accounts receivable, less reserves	655	53
Premises and equipment, less accumulated
depreciation: 2012, $59; 2011, $44	117	96
Loans to subsidiaries and affiliates	6,733	5,132
Due from subsidiaries and affiliates	1,189	1,363
Other assets	441	769
Total assets	$33,315	$32,061
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,474	$1,466
Due to subsidiaries and affiliates	1,069	823
Short-term debt of subsidiaries and affiliates	2,316	895
Long-term debt	9,570	10,083
Total liabilities	14,429	13,267
Shareholders’ equity
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders’ equity	18,886	18,794
Total liabilities and shareholders’ equity	$33,315	$32,061

Supplemental Disclosure

The Parent Company guarantees up to $40 million of indebtedness under a line of credit that its subsidiary has with a bank. As of December 31, 2012, there were no draw downs against this line.

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2012		2011		2010
Cash Flows from Operating Activities
Net income	$4,482		$4,935		$4,057
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net income of subsidiaries and affiliates:
— Continuing operations	(4,966)		(5,385)		(4,530)
— Discontinued operations	―		(36)		―
Dividends received from subsidiaries and affiliates	3,355		3,773		1,999
Gain on sale of securities	(121)		(15)		―
Other operating activities, primarily with subsidiaries and affiliates	196		671		(39)
Premium paid on debt exchange	(541)		―		―
Net cash provided by operating activities	2,405		3,943		1,487
Cash Flows from Investing Activities
Sale/redemption of investments	118		20		9
Premises and equipment	(38)		(35)		(32)
Loans to subsidiaries and affiliates	(1,601)		(189)		(1,064)
Purchase of investments	―		(2)		(3)
Investments in subsidiaries and affiliates	(11)		(18)		―
Net cash used in investing activities	(1,532)		(224)		(1,090)
Cash Flows from Financing Activities
Principal payment of debt	―		(400)		―
Short-term debt of subsidiaries and affiliates	1,421		895		―
Long-term debt of subsidiaries and affiliates	―		―		(15)
Issuance of American Express common shares and other	443		594		663
Repurchase of American Express common shares	(3,952)		(2,300)		(590)
Dividends paid	(902)		(861)		(867)
Net cash used in financing activities	(2,990)		(2,072)		(809)
Net change in cash and cash equivalents	(2,117)		1,647		(412)
Cash and cash equivalents at beginning of year	6,914		5,267		5,679
Cash and cash equivalents at end of year	$4,797		$6,914		$5,267

Supplemental cash flow information
Non-cash financing activities
Impact of the debt exchange on long-term debt	$439	$	―	$	―